Segment Information, Information about Company's Reportable Segments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Information [Abstract]
Total vessel revenues	$ 12,913,332	$ 9,596,953
Voyage expenses (including charges from related party)	(1,081,589)	(626,994)
Vessel operating expenses	(4,716,588)	(4,548,328)
Management fees to related party	(819,900)	(919,989)
Depreciation and amortization	(2,892,182)	(2,306,700)
Operating loss	(2,558,159)	(2,761,003)
Interest and finance costs	(498,432)	(79,144)
Interest income	1,415,205	1,296,262
Interest income from related party	0	1,771,836
Dividend income from related parties	2,750,000	2,620,833
Foreign exchange gains/(losses)	(18,519)	35,744
Dividend income on equity securities	0	4,623
Gain/(Loss) on equity securities	(2,774)	22,163
Less: Unallocated corporate general and administrative expenses (including related party)	(5,961,232)	(3,955,945)
Net income and comprehensive income from continuing operations	1,087,321	2,911,314
Net income/(loss) and comprehensive income from discontinued operations	(2,479)	100,766
Net income and comprehensive income	1,084,842	3,012,080
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	12,913,332	7,528,174
Pool [Member]
Segment Information [Abstract]
Vessel revenues	0	2,068,779
Operating Segment [Member]
Segment Information [Abstract]
Total vessel revenues	12,913,332	9,596,953
Voyage expenses (including charges from related party)	(1,081,589)	(626,994)
Vessel operating expenses	(4,716,588)	(4,548,328)
Management fees to related party	(819,900)	(919,989)
Depreciation and amortization	(2,892,182)	(2,306,700)
Operating loss	3,403,073	1,194,942
Operating Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	12,913,332	7,528,174
Operating Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	0	2,068,779
Operating Segment [Member] | Eco Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues	3,870,923	2,068,779	[1]
Voyage expenses (including charges from related party)	(435,512)	(266,641)	[1]
Vessel operating expenses	(1,403,230)	(696,733)	[1]
Management fees to related party	(214,600)	(144,585)	[1]
Depreciation and amortization	(791,501)	(415,178)	[1]
Operating loss	1,026,080	545,642	[1]
Operating Segment [Member] | Eco Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	3,870,923	0
Operating Segment [Member] | Eco Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	0	2,068,779	[1]
Operating Segment [Member] | Non-Eco Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues	4,836,972
Voyage expenses (including charges from related party)	(435,788)
Vessel operating expenses	(1,439,613)
Management fees to related party	(207,100)
Depreciation and amortization	(950,816)
Operating loss	1,803,655
Operating Segment [Member] | Non-Eco Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	4,836,972
Operating Segment [Member] | Non-Eco Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	0
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues	4,205,437	7,528,174
Voyage expenses (including charges from related party)	(210,289)	(360,353)
Vessel operating expenses	(1,873,745)	(3,851,595)
Management fees to related party	(398,200)	(775,404)
Depreciation and amortization	(1,149,865)	(1,891,522)
Operating loss	573,338	649,300
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	4,205,437	7,528,174
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues	0	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs	(498,432)	(79,144)
Interest income	1,415,205	1,296,262
Interest income from related party	0	1,771,836
Dividend income from related parties	2,750,000	2,620,833
Foreign exchange gains/(losses)	(18,519)	35,744
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related party)	$ (5,961,232)	$ (3,955,945)

[1]	For the six months ended June 30, 2025, the Eco tanker segment includes pool revenues of $2,068,779 from the M/T Wonder Mimosa operating in a pool arrangement prior to its contribution to Robin on April 14, 2025. The M/T Wonder Mimosa is a 2010-built Handysize vessel that does not have eco-design characteristics, but its results are included within the Eco tanker segment as the successor to the former Handysize tanker segment.